Condensed Consolidated Balance Sheets - USD ($)	Apr. 30, 2024	Jan. 31, 2024	Jan. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 8,347,740	$ 492,942	$ 1,985,440
Accounts receivable	85,144	148,649	113,045
Inventory	168,505	168,605	229,335
Prepaid expenses	128,551	211,667	365,925
Total Current Assets	8,729,940	1,021,863	2,693,745
PROPERTY & EQUIPMENT-net	740,305	774,924	897,735
OTHER ASSETS:
Goodwill	5,021,713	5,021,713	5,021,713
Operating lease right of use asset	23,529	31,374	62,754
Intangible assets-net	638,993	667,280	780,430
TOTAL ASSETS	15,154,480	7,517,154	9,456,377
CURRENT LIABILITIES:
Accounts payable and accrued expenses	994,106	680,132	534,679
Deferred revenue	269,345	157,502	162,903
Operating lease liability-current portion	25,988	34,276	31,291
Notes payable-current portion	127,419	127,183	19,740
Total Current Liabilities	1,416,858	999,093	748,613
LONG-TERM LIABILITIES:
Note payable-net of current portion	74,509	79,826	100,497
Operating lease liability-net of current portion			34,277
Total Liabilities	1,791,367	1,078,919	883,387
Commitments and Contingencies
STOCKHOLDERS’ EQUITY:
Preferred stock, value
Common stock, value	10,960	8,860	7,833
Additional paid-in-capital	43,263,194	34,442,339	31,092,807
Accumulated other comprehensive loss	(304)	(304)	(304)
Treasury stock, value	(32,641)	(32,641)	(32,641)
Accumulated deficit	(29,878,096)	(27,980,019)	(22,494,705)
Total Stockholders’ Equity	13,363,113	6,438,235	8,572,990
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	15,154,480	7,517,154	9,456,377
Related Party
LONG-TERM LIABILITIES:
Note payable-related party	$ 300,000